UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    November 14, 2007

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   19
Form 13F Information Table Value Total:   $1,480,444,167

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Arbitron Inc.		  	  COM        03875Q108     12,886           284,227     SH             SOLE	            284,227
Citigroup Inc.	                  COM        172967101    277,792         5,952,251     SH             SOLE               5,952,251
Macy's Inc.	                  COM        55616P104    101,652         3,145,167     SH             SOLE               3,145,167
Unitedhealth Group, Inc.          COM        91324P102     56,069         1,157,743     SH             SOLE               1,157,743
The Childrens Place Retail Stores COM        168905107     25,380         1,045,292     SH             SOLE               1,045,292
Hot Topic Inc. 			  COM        441339108      9,928         1,330,782     SH             SOLE               1,330,782
Office Depot, Inc.		  COM        676220106    230,006        11,154,517     SH             SOLE              11,154,517
Bed Bath & Beyond Inc. 		  COM        075896100    193,027         5,657,311     SH             SOLE               5,657,311
Bebe Stores, Inc.		  COM        075571109      3,985           272,389     SH             SOLE                 272,389
Limited Brands Inc.		  COM        532716107     95,512         4,172,665     SH             SOLE               4,172,665
Moody's Corp                      COM        615369105    279,523         5,546,100     SH             SOLE               5,546,100
Wal-Mart Stores Inc.              COM        931142103     93,572         2,143,678     SH             SOLE               2,143,678
Cadbury Schweppes plc             COM        127209302     43,136           927,257     SH             SOLE                 927,257
The McGraw-Hill Companies, Inc.   COM        580645109     25,500           500,879     SH             SOLE                 500,879
QLogic Corp. 			  COM        747277101      7,398           550,000     SH             SOLE                 550,000
Papa John's International Inc.    COM        698813102     12,378           506,463     SH             SOLE                 506,463
Steven Madden, Ltd.               COM        556269108      7,358           388,264     SH             SOLE                 388,264
Barnes & Noble, Inc.              COM        067774109      3,561           101,000     SH             SOLE                 101,000
AnnTaylor Stores Corp.            COM        036115103      1,781            56,241     SH             SOLE                  56,241

                            TOTAL                       1,480,444